SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
SIGNIFICANT ACCOUNTING POLICIES

a.	Accounting principles

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”).

b.	Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the reporting periods. Actual results could differ from those estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to revenue recognition including provision for returns, legal contingencies, estimation of the fair value of share-based compensation and estimation of the fair value of a convertible loan.

c.	Functional currency

The currency of the primary economic environment in which the operations of the Company and its subsidiary are conducted is the U.S. dollar (“$” or “dollar”). Accordingly, the functional currency of the Company and of the subsidiary is the dollar.

The dollar figures are determined as follows: transactions and balances originally denominated in dollars are presented in their original amounts. Balances in foreign currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. The resulting translation gains or losses are recorded as financial income or expense, as appropriate. For transactions reflected in the statements of operations in foreign currencies, the exchange rates at transaction dates are used. Depreciation and changes in inventories and other changes deriving from non-monetary items are based on historical exchange rates.

d.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and of its Subsidiary. Intercompany transactions and balances, have been eliminated upon consolidation.

e.	Cash and cash equivalents

The Group considers all highly liquid investments, which include short-term bank deposits (up to three months from date of deposit) that are not restricted as to withdrawal or use to be cash equivalents.

f.	Restricted cash

The Company maintains certain cash amounts restricted as to withdrawal or use, related mainly to long-term loan, see note 7. The restricted cash are denominated in U.S. dollars and NIS.

g.	Fair value measurement:

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Group uses various valuation approaches, including market, income and/or cost approaches. Hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Group’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of inputs.

h.	Concentration of credit risk and allowance for doubtful accounts

Financial instruments that may potentially subject the Group to a concentration of credit risk consist of cash, cash equivalents and restricted cash which are deposited in major financial institutions in Germany and Israel, and trade accounts receivable. The Group’s trade accounts receivable are derived from revenues earned from customers from various counties. The Group performs ongoing credit evaluations of its customers’ financial condition and, generally, requires no collateral from its customers. The Group also has a credit insurance policy for part of its customers. The Group maintains an allowance for doubtful accounts receivable based upon the expected ability to collect the accounts receivable. The Group reviews its allowance for doubtful accounts quarterly by assessing individual accounts receivable and all other balances based on historical collection experience and an economic risk assessment. If the Group determines that a specific customer is unable to meet its financial obligations to the Group, the Group provides an allowance for credit losses to reduce the receivable to the amount management reasonably believes will be collected. To mitigate risks the Group deposits cash and cash equivalents with high credit quality financial institutions.

Provisions for doubtful debts are netted against “Accounts receivable-trade.”

i.	Inventory

Inventories include finished goods, work in process and raw materials. Inventories are stated at the lower of cost (cost is determined on a “first-in, first-out” basis) or market value.

In respect to inventory on consignment, see note 2(l).

j.	Property, plant and equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets: over three years for computers and other electronic equipment, five years for vehicles and seven to fifteen years for office furniture and equipment, and machinery and equipment (mainly seven years). Leasehold improvements are amortized on a straight-line basis over the term of the lease, which is shorter than the estimated life of the improvements.

k.	Impairment of long-lived assets

The Group reviews all long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets is less than the carrying amount of such assets, an impairment loss would be recognized, and the assets would be written down to their estimated fair values.

To date, the Group has not recorded any impairment charges relating to its long-lived assets.

l.	Revenue recognition

Revenue is recognized when delivery has occurred, evidence of an arrangement exists, title and risks and rewards for the products are transferred to the customer, collection is reasonably assured and when product returns can be reliably estimated. When product returns can be reliably estimated a provision is recorded, based on historical experience, and deducted from sales. The provision for sales returns and related costs are included in “Accounts payable and accruals - Other” under “current liabilities", and "Inventory on consignment", respectively.

When returns cannot be reliably estimated, both revenues and related direct costs are eliminated, as the products are deemed unsold. Accordingly, both related revenues and costs are deferred, and presented under "Deferred revenues" and "Inventory on consignment", respectively.

The Company’s revenue arrangements may contain delivery of free products upon the achievement of sales targets. When free products are delivered in a different period than the related products that were fully paid by the distributor, the Company allocates revenue between the free products and the fully paid products based on the quantities of the free products and the fully paid products. Each period end, the Company estimates the amount of free products these certain distributors will be entitled to upon the expected achievement of sales targets and allocates revenue accordingly.

The Group recognizes revenue net of value added tax (VAT).

m.	Research and development costs

Research and development costs are charged to the statement of operations as incurred.

n.	Share-based compensation

Employees option awards are classified as equity awards and accounted for using the grant-date fair value method. The fair value of share-based awards is estimated using the Black-Scholes valuation model, which is expense over the requisite service period, net of estimated forfeitures. The Company estimates forfeitures based on historical experience and anticipated future conditions.

The Company elected to recognize compensation expensed for awards with only service conditions that have graded vesting schedules using the accelerated multiple option approach.

The Company accounts for equity instruments issued to third party service providers (non-employees), by recording the fair value of the options granted using an option pricing model, at each reporting period, until rewards is vested in full. The expense is recognized over the vesting period using the accelerated multiple option approach. The expense relates to options granted to third parties service providers in respect of potential investor's introduction services to the Company in which the Company entered into an agreement with the investor (hereafter-Finder's services) is recorded at its fair value in Equity, as issuance costs.

o.	Uncertain tax positions

The Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement. Such liabilities are classified as long-term, unless the liability is expected to be resolved within twelve months from the balance sheet date. The Company’s policy is to include interest and penalties related to unrecognized tax benefits within financial expenses.

p.	Deferred Income taxes

Deferred taxes are determined utilizing the “asset and liability” method based on the estimated future tax effects of differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws, and on tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized. Valuation allowance is provided if, based upon the weight of available evidence, it is “more likely than not” that a portion of the deferred tax assets will not be realized. The Company has established a valuation allowance against certain of its deferred tax assets because management believes that after considering all of the available evidence, historical and prospective, it is not more likely than not that such deferred tax assets will be realized within their recovery periods.

The Company may incur additional tax liability in the event of intercompany dividend distributions by its subsidiary. Such additional tax liability in respect of this non-Israeli subsidiary has not been provided for in these financial statements as it is the Company’s policy permanently to reinvest the subsidiary's earnings and to consider distributing dividends only when this can be facilitated in connection with a specific tax opportunity that may arise.

Taxes which would apply in the event of disposal of investments in non-Israeli subsidiary have not been taken into account in computing the deferred taxes, as it is the Company’s intention to hold, and not to realize, this investment.

q.	Advertising

Cost related to advertising and promotion of products is charged to sales and marketing expense as incurred. Advertising expenses for the end of the years 2009 and 2010 were $275 and $467 thousands, respectively.

r.	Net loss per share

Basic and diluted net loss per share is computed by dividing the net loss for the year by the weighted average number of ordinary shares outstanding during the year. The calculation of diluted net loss per share excludes potential ordinary shares as the effect is anti-dilutive. Potential ordinary shares are comprised of incremental ordinary shares issuable upon the exercise of share options, warrants or convertible loan.

For the years ended December 31, 2010 and 2009 all outstanding options, warrants and convertible loan have been excluded from the calculation of the diluted loss per share since their effect was anti-dilutive. The total number of ordinary shares related to outstanding options and convertible loan excluded from the calculations of diluted loss per share were 9,502,111 and 5,877,388 for the years ended December 31, 2010 and 2009, respectively.

s.	Segment reporting

The Company has one operating and reportable segment.

t.	Subsequent events

Subsequent events were evaluated through June 13, 2011.

u.	Newly issued accounting pronouncements

In October 2009, the FASB issued amendments to the accounting and disclosure for revenue recognition. These amendments, effective for fiscal years beginning on or after June 15, 2010 (early adoption is permitted), modify the criteria for recognizing revenue in multiple element arrangements and require companies to develop a best estimate of the selling price to separate deliverables and allocate arrangement consideration using the relative selling price method. Additionally, the amendments eliminate the residual method for allocating arrangement considerations. The Company does not expect the standard to have material effect on its consolidated financial statements.

In January 2010, the FASB updated the “Fair Value Measurements Disclosures”. More specifically, this update will require (a) an entity to disclose separately the amounts of significant transfers in and out of Levels 1 and 2 fair value measurements and to describe the reasons for the transfers; and (b) information about purchases, sales, issuances and settlements to be presented separately (i.e. present the activity on a gross basis rather than net) in the reconciliation for fair value measurements using significant unobservable inputs (Level 3 inputs). This update clarifies existing disclosure requirements for the level of disaggregation used for classes of assets and liabilities measured at fair value, and require disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements using Level 2 and Level 3 inputs. This will become effective as of the first interim or annual reporting period beginning after December 15, 2009, except for the gross presentation of the Level 3 roll forward information, which is required for annual reporting periods beginning after December 15, 2010 and for interim reporting periods within those years. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

v.	Factoring of receivables

During 2010, the Company factored some of its trade receivables. The factoring was executed through banking institution on a recourse basis, and through other non-banking institute on a non-recourse basis. As of December 31, 2010 the Company did not have financial assets relates to such transaction.

The resulting costs were charged to “financial expenses-net”.